American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2021

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 56.9%
Equity Growth Fund Investor Class	1,416,701	50,774,549
Focused Dynamic Growth Fund Investor Class	836,200	48,081,500
Focused Large Cap Value Fund Investor Class	11,351,824	138,151,704
Growth Fund Investor Class	1,282,984	64,906,146
Heritage Fund Investor Class	2,688,249	73,442,955
Mid Cap Value Fund Investor Class	3,834,372	75,843,879
Small Cap Growth Fund Investor Class	924,536	24,296,800
Small Cap Value Fund Investor Class	2,191,979	24,681,678
Sustainable Equity Fund Investor Class	2,376,096	101,578,101
		601,757,312
International Equity Funds — 22.6%
Emerging Markets Fund Investor Class	2,966,993	44,534,560
International Growth Fund Investor Class	4,172,295	66,381,213
Non-U.S. Intrinsic Value Fund Investor Class	3,894,838	39,571,557
NT Global Real Estate Fund Investor Class	2,437,705	29,642,493
NT International Small-Mid Cap Fund Investor Class	1,817,926	26,559,905
NT International Value Fund Investor Class	3,134,987	32,729,263
		239,418,991
Domestic Fixed Income Funds — 16.2%
Core Plus Fund Investor Class	6,342,136	71,412,453
Inflation-Adjusted Bond Fund Investor Class	2,442,595	30,996,526
NT High Income Fund Investor Class	4,843,704	48,437,041
Short Duration Fund Investor Class	977,541	10,254,400
Short Duration Inflation Protection Bond Fund Investor Class	948,501	10,348,144
		171,448,564
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund Investor Class	1,453,069	15,417,065
Global Bond Fund Investor Class	2,934,701	30,491,546
		45,908,611
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $726,219,641)		1,058,533,478
OTHER ASSETS AND LIABILITIES†		(660)
TOTAL NET ASSETS — 100.0%		$1,058,532,818

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$43,630	$5,144	$3,511	$5,512	$50,775	1,417	$450	$5,144
Focused Dynamic Growth Fund	42,615	276	4,133	9,323	48,081	836	2,614	276
Focused Large Cap Value Fund(3)	92,786	20,102	—	25,264	138,152	11,352	—	2,059
Growth Fund	78,104	2,545	15,619	(124)	64,906	1,283	14,730	2,430
Heritage Fund	65,053	9,309	8,175	7,256	73,443	2,688	3,607	8,483
Mid Cap Value Fund	59,267	1,619	4,282	19,240	75,844	3,834	936	1,007
Small Cap Growth Fund	15,731	8,971	3,768	3,363	24,297	925	1,245	1,544
Small Cap Value Fund	13,580	6,166	3,992	8,928	24,682	2,192	422	43
Sustainable Equity Fund	84,755	5,624	10,461	21,660	101,578	2,376	1,951	409
Emerging Markets Fund	51,238	341	9,531	2,487	44,535	2,967	8,834	290
International Growth Fund	59,186	6,706	6,775	7,264	66,381	4,172	3,206	2,546
Non-U.S. Intrinsic Value Fund	30,274	1,574	1,960	9,684	39,572	3,895	(84)	479
NT Global Real Estate Fund	26,117	6,355	7,726	4,896	29,642	2,438	1,014	223
NT International Small-Mid Cap Fund	24,268	782	3,879	5,389	26,560	1,818	1,001	782
NT International Value Fund	27,582	3,383	5,359	7,123	32,729	3,135	(405)	514
Core Plus Fund	—	82,232	10,685	(135)	71,412	6,342	90	716
Inflation-Adjusted Bond Fund	25,269	4,985	—	742	30,996	2,443	—	62
NT High Income Fund	38,840	10,367	3,903	3,133	48,437	4,844	(4)	1,790
Short Duration Fund	—	10,167	—	87	10,254	978	—	54
Short Duration Inflation Protection Bond Fund	8,577	1,351	—	420	10,348	949	—	53
Emerging Markets Debt Fund	12,884	2,153	—	380	15,417	1,453	—	371
Global Bond Fund	25,124	5,425	—	(57)	30,492	2,935	—	85
Diversified Bond Fund	53,194	121	45,711	(7,604)	—	—	6,919	186
U.S. Government Money Market Fund	8,368	—	8,368	—	—	—	—	—
	$886,442	$195,698	$157,838	$134,231	$1,058,533	65,272	$46,526	$29,546
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of Large Company Value Fund was changed to Focused Large Cap Value Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.